SUPPLEMENTAL SCHEDULE (Details) - John Deere Savings and Investment Plan $ in Thousands	12 Months Ended
Oct. 31, 2025 USD ($)
Supplemental Schedule
Plan name	JOHN DEERE SAVINGS AND INVESTMENT PLAN
Entity Tax Identification Number	36-2382580
Plan number	003
Loans to participants	$ 46,984
Minimum
Supplemental Schedule
Interest rates for loans to participants (as a percent)	4.25%
Maximum
Supplemental Schedule
Interest rates for loans to participants (as a percent)	10.50%
Latest maturity date	Nov. 14, 2035